Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill

9 Goodwill

	2023	2022	2021
	$m	$m	$m
Cost
At 1 January	20,131	20,311	12,164
Additions through business combinations (Note 27)	158	15	8,287
Exchange and other adjustments	72	(195)	(140)
At 31 December	20,361	20,131	20,311
Amortisation and impairment losses
At 1 January	311	314	319
Exchange and other adjustments	2	(3)	(5)
At 31 December	313	311	314
Net book value
At 31 December	20,048	19,820	19,997

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 6, the Group does not have multiple operating segments and is engaged in a single business activity of pharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2023 (and 31 December 2022 and 31 December 2021). No goodwill impairment was identified.